Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value

Outstanding as of December 31, 2011	523,316	US$ 5.02
Vested	(523,316)	US$ 5.02
Outstanding as of December 31, 2012, 2013 and 2014	—	—

Schedule of compensation cost recognized

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	50	—	—	—
Selling expenses	29	—	—	—
General and administrative expenses	787	—	—	—
Research and development expenses	9	—	—	—
Total compensation cost recognized for restricted shares	875	—	—	—

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—		—
Exercised	—		—
Forfeited or cancelled	(474,164)	US$	5.46
Outstanding as of December 31, 2012	5,349,942	US$	4.55
Granted	—		—
Exercised	(178,750)	US$	(3.65)		US$	638
Forfeited or cancelled	(1,625)	US$	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58
Granted	1,792,820	US$	4.17
Exercised	—		—	—		—
Forfeited or cancelled	(51,575)	US$	(3.80)
Outstanding as of December 31, 2014	6,910,812	US$	4.48	5.50 years	US$	497
Vested and expected to vest as of December 31, 2014	6,910,812	US$	4.48	5.50 years	US$	497
Exercisable as of December 31, 2014	5,734,302	US$	3.80	4.84 years	US$	491

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

Year ended December 31, 2014

Expected volatility	86.96%-88.76%
Expected dividends yield	0%
Expected term	5.5-6.25 years
Risk-free interest rate (per annum)	0.12%-1.44%
Estimated fair value of underlying ordinary shares (per share)	US$2.09-2.99

Schedule of compensation cost recognized

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	5,417	3,314	4,748	765
Selling expenses	4,551	2,582	7,558	1,218
General and administrative expenses	20,179	6,949	18,603	2,998
Research and development expenses	4,481	3,040	4,023	649
Total compensation cost recognized for stock options	34,628	15,885	34,932	5,630